Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a).	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. For consolidated subsidiaries where the Group’s ownership in the subsidiary is less than 100%, the equity interest not held by the Group is shown as non-controlling interests.

Use of estimates
(b).	Basis of presentation

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, useful lives and impairment of long-lived assets, valuation allowances of deferred tax assets, and warrant liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash
(c).	Cash

Cash consist of cash on hand and cash in banks. The Group maintains cash with various financial institutions in China. The Group has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Restricted cash
(d).	Restricted cash

Restricted cash represented a guaranteed deposit required by China Banking and Insurance Regulatory Commission (“CBIRC”) in order to protect insurance premium appropriation by insurance agency which is restricted as to withdrawal for other than current operations.

Accounts receivable, net
(e).	Accounts receivable, net

Accounts receivable, net are stated at the original amount less allowances for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. The Group adopted ASC Topic 326, Financial Instruments-Credit Losses (Topic 326) from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to $496 recognized as of January 1, 2023. The Group assesses collectability by reviewing accounts receivable on a collective basis where similar characteristics exist, primarily based on similar business lines, and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. In determining the amount of the allowance for credit losses, the Group considers historical collectability based on past due status, the age of the accounts receivable balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect the Group’s ability to collect from customers.

Short-term investment
(f).	Short-term investment

The Group invested in certain trust products and bank financial products, with various interest rates and are restricted as to withdrawal and use before maturity. The Group classifies the trust and financial products as held-to-maturity securities. The original maturities of the short-term investments are longer than three-months, but shorter than one year. The carrying amount of these short-term investments approximate their fair values due to the short-term maturities of these investments.

The Group reviews its short-term investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Group considers available quantitative and qualitative evidences in evaluating the potential impairment of its short-term investments. If the carrying amount of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the carrying amount, and the Group’s intent and ability to hold the investments. OTTI is recognized as a loss in the consolidation statements of operations. No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024.

Prepaid expenses and other current assets
(g).	Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily consist of advances to suppliers, value-added tax receivables, and other current assets. Advances to suppliers are prepayment to suppliers in the procurement of services from promotion service providers, technology service providers and auto service providers. Advance payment depends on specific circumstances, including the industry practice, negotiations with suppliers, security for steady supply of service, and the delivery time of services received from suppliers after the advance payment. Advance to suppliers is settled when the services are provided and accepted by the Group. The Group reviews its advance to suppliers on a periodic basis and makes general and specific allowances when amounts outstanding are not likely to be collected in cash or utilized against receive of services.

Property, software and equipment, net
(h).	Property, software and equipment, net

Property, software and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives and residual value are as follows:

Category	Estimated useful lives
Vehicles	3-5 years
Office equipment and furniture	3-5 years
Electronic equipment	3 years
Building	20 years
Computer software	5, 10 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets

Computer software

Acquisition costs associated with internal-use software are capitalized and include external direct costs of services principally related to platform development, including support systems, software coding, designing system interfaces, and installation and testing of the software. These costs are recorded as property, software and equipment and are generally amortized beginning when the asset is substantially ready for use. Costs incurred for enhancements that are expected to result in additional features or functionalities are capitalized and amortized over the estimated useful life of the enhancements. Costs incurred during the preliminary project stage, as well as maintenance and training costs, are expensed as incurred.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, software and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of operations and comprehensive loss.

Other non-current assets
(i).	Other non-current assets

The Group recognizes other non-current assets, which primarily consisted of private clouds and other clouds in construction and prepayment for equipment, at their initial cost. Private clouds and other clouds in construction are recorded at the cumulative cost incurred, including the purchase price and any directly attributable costs to it.

Impairment of long-lived assets
(j).	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, which is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. No impairment charge was recognized for the years ended December 31, 2022, 2023 and 2024.

Long-term investments
(k).	Long-term investments

Beginning on January 1, 2018, the Group’s equity investments without readily determinable fair values, which do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), to estimate fair value using the net asset value per share (or its equivalent) of the investment (“NAV practical expedient”), and over which the Group does not have the ability to exercise significant influence through the investments in common stock or in substance common stock, are accounted for under the measurement alternative upon the adoption of ASU 2016-01 (the “Measurement Alternative”). Under the Measurement Alternative, the carrying value is measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. All gains and losses on these investments, realized and unrealized, are recognized in the consolidated statements of operations and comprehensive loss. The Group makes assessment of whether an investment is impaired based on performance and financial position of the investee as well as other evidence of market value at each reporting date. Such assessment includes, but is not limited to, reviewing the investee’s cash position, recent financing, as well as the financial and business performance. The Group recognizes an impairment loss equal to the difference between the carrying value and fair value in the consolidated statements of operations and comprehensive income/(loss) if any.

On November 20, 2019, Jiaxing Hanchao Equity Investment Partnership (L.P.) (“Jiaxing Hanchao”) was incorporated. Pursuant to the partnership agreement, SUNCAR Online invested $290, accounting for 5% of the total investment as a limited partner. The investment was accounted for under the cost method as the Group had no significant influence over the investee and Jiaxing Hanchao had no readily determinable fair value.

Accounts payable
(l).	Accounts payable

Accounts payable is payable to suppliers in the procurement of service to auto service providers to customized services for end consumers of the enterprise customers, and promotional service to channels.

Short-term loan
(m).	Short-term loan

Short-term loan represents the Group’s borrowings from commercial banks for the Group’s working capital. Short-term loan includes borrowings with maturity terms shorter than one year.

Related party
(n).	Related party

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Warrant
(o).	Warrant

The Group accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, “Derivatives and Hedging” (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own ordinary shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations. The fair value of the Private Warrants was estimated using a Black-Scholes model. For the years ended December 31, 2023 and 2024, the Group recognized change of fair value of the Private Warrants of $629 and $286, respectively.

Fair value measurement
(p).	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

●	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2—Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3—Unobservable inputs which are supported by little or no market activity.

Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash, accounts receivable, short-term investments, other receivables included in prepayments and other current assets, long-term investment, short-term borrowings, accounts payable, other payables included in accrued expenses and other current liabilities, and warrant liabilities. As of December 31, 2023 and 2024, the carrying amounts of other financial instruments approximated to their fair values due to the short-term maturity of these instruments. The warrant liabilities were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy.

The Group’s non-financial assets, such as software and equipment, would be measured at fair value only if they were determined to be impaired.

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31 and May 17, 2023 and as of December 31, 2024.

	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2023	$-	$-	$661	$661
As of May 17, 2023	$-	$-	$32	$32
	Fair Value Measurement
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$-	$-	$947	$947

The fair value of the Private Warrants (See Note 12) is considered a Level 3 valuation and is determined using the Black-Scholes valuation model. As of December 31, 2023 and 2024, the fair value of the Private Warrants was $3.78 and $5.23 per share respectively, with an exercise price of $11.50 per share. The changes for Level 3 items measured at fair value on a recurring basis using significant unobservable inputs are as follows:

Private Warrants
Fair value as of December 31, 2022	$-
Acquired from the Business Combination	32
Settlements	-
Change in fair value	629
Fair value as of December 31, 2023	$661

Fair value as of December 31, 2023	$661
Settlements	-
Change in fair value	286
Fair value as of December 31, 2024	$947

The significant unobservable inputs used in the measurement of fair value of Private Warrant as of December 31, 2023 and 2024 are as follows:

As of December 31, 2023
Expected term (in years)	4.38
Volatility	64.34%
Risk-free interest rate	3.90%
Dividend yield	-
As of December 31, 2024
Expected term (in years)	3.38
Volatility	82.07%
Risk-free interest rate	4.30%
Dividend yield	-

Revenue recognition
(q).	Revenue recognition

The Group’s revenues are mainly generated from providing auto eInsurance service, technology service and auto service.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;

2.	Identification of the performance obligations in the contract;

3.	Determination of the transaction price;

4.	Allocation of the transaction price to the performance obligations in the contract; and

5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

Auto eInsurance Service

The Group provides auto eInsurance service distributing primarily vehicle insurance on behalf of the insurance companies and charges insurance companies for intermediation service commissions. The commissions are determined as a percentage of premiums paid by the insured. Auto eInsurance services are considered to be rendered and completed, and revenue is recognized, at the time an insurance policy becomes effective, that is, when the signed insurance policy is in place and the premium is collected from the insured. The Group has satisfied the performance obligation to recognize revenue when the premiums are collected by the respective insurance companies and not before, because collectability is not ensured until receipt of the premium. Accordingly, the Group does not accrue any auto eInsurance service commission and fees prior to the receipt of the related premiums. No allowance for cancellation has been provided for intermediation services as cancellation of policies rarely occurs.

Technology service

The Group provides technology service including technical software and consulting related to automobile services and insurance, such as customer relationship management (CRM), order management, finance management and visual analysis systems. The Group charges service fee based on fixed price per month for service provided, and recognizes revenue over time during the service period.

Auto service

The Group defines enterprise customers as the Group’s customers and the Group sells auto service coupons to enterprise customers, which each coupon represents one specific auto service. There are various service types including vehicle washing, waxing, maintenance, driving service and road assistance, and the Group only provides one specific service among various service types for each specific service coupon. The Group identifies each specific service coupon as a contract that establishes enforceable rights and obligations for each party. The Group charges the service fee at a fixed price per service when the service is performed. For service coupons with limited duration, the Group either charges the service fee at a fixed price per service when the service is performed or when the coupon expires, whether or not the service has been performed. The Group considers each service coupon is a distinct service that is capable of providing a benefit to the customer on its own according to ASC 606-10-25-14(a). Therefore, the Group identifies only one performance obligation under a contract, which is to provide a specific service or to stand-ready to perform a specific service within a limited duration. The Group acts as a principal as the Group controls the right to services before the services are provided to customers and the Group has the ability to direct other parties to provide the services to customers on the Group’s behalf. Specifically, the Group has the ability to choose service providers, is primarily responsible for the acceptability for the service meeting customer specifications, bears inventory risk after transfer of control of services to customers, and has the discretion in establishing the price with customers and with service providers and bears credit risk. The Group recognizes revenue in the gross amount of consideration at a point of time when the service is provided, or when the service coupon expires. The Group does not provide refunds to customers when a coupon has expired but not used.

The Group’s revenues are disaggregated by timing of revenue recognition as follows:

	For the years ended December 31,
	2022	2023	2024
Revenue recognized at a point of time	$266,934	$333,088	$397,005
Revenue recognized over time	15,479	30,658	44,892
Total revenues	$282,413	$363,746	$441,897

Contract Balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has an unconditional right to the payment. Contract assets represent the Group’s right to consideration in exchange for goods or services that the Group has transferred to a customer. The Group has no contract assets as of December 31, 2023 and 2024.

The contract liabilities consist of deferred revenue, which represents the billings or cash received for services in advance of revenue recognition and is recognized as revenue the performance obligation is satisfied. The Group’s deferred revenue amounted to $3,050 and $2,421 as of December 31, 2023 and 2024, respectively. During the years ended December 31, 2022, 2023 and 2024, the Group recognized $1,901, $3,569 and $3,050 that was included in deferred revenue balance at January 1, 2022, 2023 and 2024, respectively.

Integrated service cost
(r).	Integrated service cost

Integrated service cost primarily includes the service fee paid to suppliers undertaking and performing the automobile service to the users of customer, and outsourcing service fee paid to the third party for technological development. The service fee is determined based on the actual services rendered and recognized in the period incurred.

Promotional service expenses
(s).	Promotional service expenses

Promotional service expenses represent (i) promotional service fee to explore extensive networks of primarily auto eInsurance service; and (ii) service fees to promotion channels, including but not limited to offline after-sales networks, online platforms, and emerging new energy vehicle original equipment manufacturers (“NEV OEMs”) and service providers. These channels have their own users, who are potential business customers. Promotional service expenses are recognized in the period incurred.

Research and development expense
(t).	Research and development expense

Research and development expenses consist primarily of payroll and employee benefit for research and development employees, rental expense, utilities and other related expenses related to design, develop and maintain technology service platform to support the Group’s internal and external business. Research and development expenses are expensed as incurred. Software development costs are recorded in “Research and development” as incurred as the costs qualifying for capitalization have been insignificant.

Government grants
(u).	Government grants

Government grant is recognized when there is reasonable assurance that the Group will comply with the conditions attach to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in “other income” in the Group’s consolidated statements of comprehensive loss when the grant is received.

For the years ended December 31, 2022, 2023 and 2024, the Group received government grants from the local PRC government authorities aggregately of $3,753, $4,959, $542, respectively, among which the government grants related to achievement of annual income tax filling target and value-added tax deduction were $3,426, $4,733, $515, respectively, and the awards to high-tech enterprises were $327, $226, $27, respectively.

Share-based compensation
(v).	Share-based compensation

The Group grants restricted share units (“RSUs”) of the Company and its subsidiary, SunCar Online, to eligible employees and management. The Group accounts for share-based awards issued to employees and non-employees in accordance with ASC Topic 718 Compensation – Stock Compensation. The Group recognizes compensation cost for an equity classified award using the straight-line method over the applicable vesting period based on the fair value of restricted shares granted on the date of the grant. Awards of subsidiary equity is recognized in “non-controlling interest” in the consolidated entity.

The consideration for the business combination closed on May 17, 2023 included totally 4,800,000 earnout shares (“Earnout Shares”) granted to the management upon the achievement of revenue targets in 2022, 2023 and 2024. Earnout Shares in 2022 was accounted for as part of the consideration of the business combination. The Group recognizes Earnout Shares in 2023 for an equity classified award using the graded vesting method over the applicable vesting period based on the fair value of the Earnout Shares on the grant date. No Earnout Shares were recognized in 2024 due to underperformance.

Employee benefits
(w).	Employee benefits

The Group’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution.

Leases
(x).	Leases

The Group leases facilities in the PRC under non-cancellable operating leases expiring on different dates. On January 1, 2022, the Company adopted ASU No. 2016-02 (Topic 842) “Leases” using the optional transition method. Results and disclosure requirements for reporting periods beginning after January 1, 2022 are presented under Topic 842, while prior period amounts have not been adjusted and continue to be reported in accordance with our historical accounting under Topic 840. Under Topic 842, lessees are required to recognize assets and liabilities on the balance sheet for most leases. At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The main impact of the adoption of the standard is that assets and liabilities amounting to $972 and $939, respectively, were recognized beginning January 1, 2022 for leased office space with terms of more than 12 months. The Company accounts for short-term leases with terms less than 12 months in accordance with ASC 842-20-25-2 to recognize the lease payments in profit or loss on a straight-line basis over the lease term and variable lease payments in the period in which the obligation for those payments is incurred. The adoption of the standard did not have a significant impact on the Group’s consolidated financial statements.

Right-of-use (“ROU”) assets represent the Group’s rights to use underlying assets for the lease term and lease liabilities represent the Group’s obligation to make lease payments arising from the lease. Operating lease ROU assets and lease liabilities are recognized at commencement date. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Operating lease ROU assets

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. All right-of-use assets are reviewed for impairment annually. There was no impairment for right-of-use lease assets for the years ended December 31, 2022, 2023 and 2024.

Operating lease liabilities

Lease liabilities are initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the discount rate for the leases. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The Group’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Group will exercise that option.

Lease liabilities are measured at amortized cost using the effective interest rate method. They are re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes
(y).	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Group considers positive and negative evidence when determining whether a portion or all of its deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of current and cumulative losses, forecasts of future profitability, the duration of statutory carry-forward periods, its experience with tax attributes expiring unused, and its tax planning strategies. The ultimate realization of deferred tax assets is dependent upon its ability to generate sufficient future taxable income within the carry-forward periods provided for in the tax law and during the periods in which the temporary differences become deductible. When assessing the realization of deferred tax assets, the Group has considered possible sources of taxable income including (i) future reversals of existing taxable temporary differences, (ii) future taxable income exclusive of reversing temporary differences and carry-forwards, (iii) future taxable income arising from implementing tax planning strategies, and (iv) specific known trend of profits expected to be reflected within the industry.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000($14,358). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of operations for the years ended December 31, 2022, 2023 and 2024, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)
(z).	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from providing auto eInsurance service, technology service and auto service. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

Foreign currency transactions and translations
(aa).	Foreign currency transactions and translations

The Group’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. The Group’s financial statements are reported using U.S. Dollars (“$”). The results of operations and the consolidated statements of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the consolidated statements of cash flows will not necessarily agree with changes in the corresponding balances on the consolidated balance sheets. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income (loss) included in consolidated statements of changes in equity. Gains and losses from foreign currency transactions are included in the results of operations.

The value of RMB against $ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Group’s financial condition in terms of $ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

	As of December 31,
	2023	2024
Balance sheet items, except for equity accounts	7.0999	7.2993
	For the Years Ended December 31,
	2022	2023	2024
Items in the statements of operations and comprehensive loss, and statements of cash flows	6.7290	7.0809	7.1957

No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at the rates used in translation.

Non-controlling interest
(bb).	Non-controlling interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net loss and other comprehensive loss attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations and comprehensive loss.

Loss per share
(cc).	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the exercise of share warrants using the treasury stock method, and earn-out shares. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

Discontinued operations
(dd).	Discontinued operations

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs:

(1)	the component of an entity or group of components of an entity meets the criteria to be classified as held for sale;
(2)	the component of an entity or group of components of an entity is disposed of by sale;
(3)	the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

The results of operations of discontinued operation for the years ended December 31, 2022 have been reflected separately in the consolidated statements of loss as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the years ended December 31, 2022 were separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

Segment reporting
(ee).	Segment reporting

The Group has organized its continuing operations into three operating segments. The segments reflect the way the Group evaluates its business performance and manages its operations by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group has three reportable segments from continuing operations, including auto eInsurance business, technology service, auto service business. The Group considers a “management approach” concept as the basis for identifying reportable segments. The management approach is based on the way that management organizes the segments within the Group for making operating decisions, allocating resources, and assessing performance. The Group’s reportable segments are strategic business units that offer different services and are managed separately because each business requires different technology and marketing strategies. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Comprehensive loss
(ff).	Comprehensive loss

Comprehensive loss is comprised of the Group’s net loss and other comprehensive loss. The components of other comprehensive loss consist of foreign currency translation adjustments.

Recent accounting pronouncements
(gg).	Recent accounting pronouncements

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The Group has adopted ASU2023-07 for annual periods beginning from January 1, 2024 (See Note 4) .

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In November 2024, the FASB issued Accounting Standards Update No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses ("ASU 2024-03"), and in January 2025, the FASB issued Accounting Standards Update No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date ("ASU 2025-01"). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for us for our annual reporting for fiscal 2028 and for interim period reporting beginning in fiscal 2029 on a prospective basis. Both early adoption and retrospective application are permitted. The Group is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU 2024-04, Debt–Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversion of Convertible Debt Instruments (“ASU 2024–04”), which clarifies the requirements for determining whether certain settlements of convertible debt instruments should be accounted for as an induced conversion. ASU 2024-04 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted for all entities that have adopted the amendments in Update 2020-06. The Group is in the process of evaluation the impact of adopting this new guidance on its consolidated financial statement.

In February 2025, the FASB issued ASU 2025-02, Liabilities (405): Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin No. 122 (“ASU 2025-02”) amends the Accounting Standards Codification to remove the text of SEC Staff Accounting Bulletin (“SAB”) 121 “Accounting for Obligations to Safeguard Crypto-Assets an Entity Holds for its Platform Users” as it has been rescinded by the issuance of SAB 122. ASU 2025-02 is effective immediately and is not expected to have an impact on the Group’s financial statements.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.